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[Logo - American Funds /(R)/]        The right choice for the long term/(R)/

American Funds
Short-Term Tax-Exempt Bond Fund/SM/

CLASS    TICKER
A......           F-1....           F-2....

 SUMMARY
 PROSPECTUS

 August 7, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED AUGUST 7, 2009, ARE INCORPORATED BY REFERENCE
 INTO THIS SUMMARY PROSPECTUS.

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Investment objective

The fund's investment objective is to provide you with current income exempt from regular federal income tax, consistent with its stated maturity and quality standards, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 24 of the fund's prospectus and on page 45 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your investment)

-----------------------------------------------------SHARE CLASSES-----------

                                                                  F-1 AND
                                                     A              F-2

-----------------------------------------------------------------------------

 Maximum sales charge (load) imposed on            2.50%           none
 purchases (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum deferred sales charge (load)               none           none
 (as a percentage of the amount redeemed)
-----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on             none           none
 reinvested dividends
-----------------------------------------------------------------------------
 Redemption or exchange fees                        none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------------SHARE CLASSES-------------

                                           ----A----------F-1----------F-2-----

-------------------------------------------------------------------------------

 Management fees                             0.38%       0.38%        0.38%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)         0.15        0.25         none
 fees/*/
-------------------------------------------------------------------------------
 Other expenses/*/                           0.07        0.19         0.19
-------------------------------------------------------------------------------
 Total annual fund operating expenses        0.60        0.82         0.57

American Funds Short-Term Tax-Exempt Bond Fund / Summary prospectus

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EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $310    $437     $576      $  981
---------------------------------------------------------------------
 F-1                                84     262      455       1,014
---------------------------------------------------------------------
 F-2                                58     183      318         714
---------------------------------------------------------------------

* Because the fund was previously a money market fund and its expenses are not representative of a short-term tax-exempt bond fund, other expenses and 12b-1 fees are based on estimates for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the fund's most recent fiscal year it was a money market fund and was not required to disclose its portfolio turnover rate.

            American Funds Short-Term Tax-Exempt Bond Fund / Summary prospectus
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Principal investment strategies

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may, however, invest up to 20% of its assets in securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion of the distributions may be included in determining a shareholder's federal alternative minimum tax. The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of
A- or better or A3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Short-Term Tax-Exempt Bond Fund / Summary prospectus

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Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

            American Funds Short-Term Tax-Exempt Bond Fund / Summary prospectus
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Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 6 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The results for the years shown reflect the operation of the fund as a money market fund prior to its conversion to a short-term tax-exempt bond fund. The fund's expenses were lower as a money market fund than estimated for the fund as a short-term bond fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
(FORMERLY THE TAX-EXEMPT MONEY FUND OF AMERICA)

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]

1999      2.60
2000      3.50
2001      2.35
2002      0.89
2003      0.46
2004      0.66
2005      1.93
2006      2.95
2007      3.18
2008      1.54

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   0.93%  (quarter ended December 31, 2000)
LOWEST                    0.10%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2009, was 0.02%.

The Investment Results table below reflects the fund's investment results as a money market fund without any initial or contingent deferred sales charges.
Investment results include the fund's results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund's results if it were operated as a short-term tax-exempt bond fund during the period shown.

American Funds Short-Term Tax-Exempt Bond Fund / Summary prospectus

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 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008:
 SHARE CLASS               INCEPTION DATE    1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------------

 A - Before taxes            10/24/89        1.54%    2.05%    2.00%      2.55%
   - After taxes on                          1.54     2.05     2.00        N/A
     distributions
   - After taxes on distributions and sale   1.54     2.05     2.00        N/A
     of fund shares

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Short 1-5  5.37%     N/A      N/A          N/A
 Years Index
 Lipper Short Municipal Debt Funds     0.12     1.69%    2.86%        3.88%
 Average
 Class A annualized 30-day yield at June 30, 2009: 0.00%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1  The Barclays Capital Municipal Short 1-5 Years Index reflects the market sectors in which the fund primarily invests. The Lipper Short Municipal Debt
   Funds Average includes other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN        Less than 1 year     Senior Vice President - Fixed
 President                (since the fund's    Income,
                             conversion)       Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 NEIL L. LANGBERG         Less than 1 year     Senior Vice President - Fixed
 Senior Vice President    (since the fund's    Income,
                             conversion)       Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

            American Funds Short-Term Tax-Exempt Bond Fund / Summary prospectus
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Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all class shares)
---------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                           $250
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning (800/421-0180) or faxing
American Funds Service Company or accessing our website (americanfunds.com).

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                                  Investment Company File No. 811-05750
                                                                                              MFGEIP-939-0809P Litho in USA CGD/B/10075
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THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

American Funds Short-Term Tax-Exempt Bond Fund / Summary prospectus